Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of contractual repayment dates of financial liabilities, including estimated interest payments

The Company:

	December 31, 2018
	Carrying	Contractual				2024
	amount	cash flow	2019	2020	2021-2023	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Trade and other payables	12	12	12	-	-	-
Debentures*	727	804	127	265	251	161

Total	739	816	139	265	251	161

Consolidated:

	December 31, 2018
	Carrying	Contractual				2024
	amount	cash flow	2019	2020	2021-2023	and later
	NIS	NIS	NIS	NIS	NIS	NIS
Non-derivative financial liabilities
Trade and other payables	1,570	1,570	1,570	-	-	-
Bank loans	4,721	5,360	771	835	2,221	1,533
Debentures *,**	9,640	10,969	1,519	1,592	4,146	3,712

Total	15,931	17,899	3,860	2,427	6,367	5,245

Financial liabilities for derivative instruments
Forward contracts on the CPI	138	138	43	47	48	-

* The Company’s contractual repayments in the tables above reflects the original schedule of the Company’s debentures. The Company’s debentures including accrued interest in the amount of NIS 739 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.

** B Communications’ contractual repayments in the tables above reflects the original schedule of its debentures. B Communications’ debentures including accrued interest in the amount of NIS 2,467 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33F.

Schedule of exposure to linkage and foreign currency risk
	December 31, 2017
			Foreign
			currency
		Israeli	linked (mainly
	Unlinked	CPI-linked	U.S. dollars)
	NIS	NIS	NIS
Current assets
Cash and cash equivalents	2,334	-	74
Trade receivables	1,862	36	17
Other receivables	44	154	-
Related party	43	-	-
Investments including derivatives	507	57	205
Total current assets	4,790	247	296

Non-current assets
Trade and other receivables	423	121	67
Total non-current assets	423	121	67

Total assets	5,213	368	363

Current liabilities
Debentures, loans and borrowings	1,213	742	-
Trade and other payables	1,346	70	237
Total current liabilities	2,559	812	237

Non-current liabilities
Debentures and bank loans	9,104	4,045	-
Other liabilities including derivatives	-	159	10
Total non-current liabilities	9,104	4,204	10

Total liabilities	11,663	5,016	247

Total exposure in the statement of financial position	(6,450)	(4,648)	116

Forward transactions	(2,308)	1,994	314

	December 31, 2018
			Foreign
			currency
		Israeli	linked (mainly
	Unlinked	CPI-linked	U.S. dollars)
	NIS	NIS	NIS
Current assets
Cash and cash equivalents	1,123	-	50
Trade receivables	1,732	22	19
Other receivables	95	136	-
Investments including derivatives	1,644	74	129
Total current assets	4,594	232	198

Non-current assets
Trade and other receivables	365	105	-
Investments including derivatives	49	-	41

Total non-current assets	414	105	41

Total assets	5,008	337	239

Current liabilities
Debentures, loans and borrowings	3,365	1,359	-
Trade and other payables	1,382	65	166
Total current liabilities	4,747	1,424	166

Non-current liabilities
Debentures and bank loans	6,879	2,758	-
Other liabilities including derivatives	-	95	5
Total non-current liabilities	6,879	2,853	5

Total liabilities	11,626	4,277	171

Total exposure in the statement
of financial position	(6,618)	(3,940)	68

Forward transactions	(1,520)	1,350	170

Schedule of Israeli CPI and significant exchange rates
	Year ended December 31			December 31
	2016	2017	2018	2016	2017	2018
	Rate of change			Reporting date spot rate
	%	%	%	NIS	NIS	NIS
1 US dollar	(1.5)	(9.8)	8.1	3.845	3.467	3.748
1 euro	(4.8)	2.7	3.32	4.044	4.153	4.291
Israeli CPI in points	(0.3)	0.3	0.9	139.59	140.00	141.26

Schedule of interest bearing financial instruments
	December 31
	2017	2018
	NIS	NIS
Fixed rate instruments
Financial assets	2,164	2,770
Financial liabilities	(13,697)	(13,286)
	(11,533)	(10,516)
Variable rate instruments
Financial assets	47	64
Financial liabilities	(1,407)	(1,086)
	(1,360)	(1,022)

Schedule of fair value of observable market-based data (level 2) in fair value hierarchy
		Number of	Nominal		Capital
Hedge item	Repayment date	Transactions	Value	Fair value	reserve
			NIS	NIS	NIS
December 31, 2017:
Debentures (Series 6)	December 2018 - December 2022	9	1,994	(200)	48
			1,994	(200)	48
December 31, 2018:
Debentures (Series 6)	December 2019 - December 2022	6	1,350	(138)	12
			1,350	(138)	12

Schedule of carrying amount and fair value of groups of financial instruments
	December 31, 2017		December 31, 2018
					Fair value
					weighted
					average
	Carrying		Carrying		discount
	amount	Fair value	amount	Fair value	rate
	NIS	NIS	NIS	NIS	%
Loans from banks and others
Unlinked	4,436	4,693	4,235	4,324	3.09
Debentures
Issued to the public (CPI-linked)	4,911	5,208	4,203	4,110	3.88
Issued to institutional investors (US$ linked)	4,097	4,322	4,681	4,405	4.70
Issued to institutional investors (unlinked)	15	17	8	8	6.28
Issued to institutional investors (CPI-linked)	302	326	202	211	3.11
	13,761	14,566	13,329	13,058

Schedule of analysis financial instruments carried at fair value
	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
Financial assets held for trading
Monetary funds and ETFs	14	-	-	14
Marketable securities	480	-	-	480
Forward contracts	-	(212)	-	(212)
Contingent consideration for a
business combination	-	-	(14)	(14)

	494	(212)	(14)	268

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
Financial assets held for trading
Monetary funds and ETFs	18	-	-	18
Marketable securities	444	-	-	444
Forward contracts	-	(135)	-	(135)

	462	(135)	-	327

Schedule of carrying amount of balances as stated in statement of financial position
	December 31,
	2017	2018
	NIS	NIS

Trade and other receivables, gross	115	94
Offset amounts	(99)	(83)
Trade and other receivables presented in the statement of financial position	16	11

Trade payables, gross	143	121
Offset amounts	(99)	(83)
Trade and other payables presented in the statement of financial position	44	38